RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2022
RELATED PARTY TRANSACTIONS

17 RELATED PARTY TRANSACTIONS

17.1 Transactions with other related parties

In addition to those related party transactions and balances disclosed elsewhere in the consolidated financial statements, the Group had the following transactions with its related parties during the reporting period:

		Year ended 31 March 2022	Year ended 31 March 2021	Year ended 31 March 2020
	Notes	USD	USD	USD
Amounts received (paid) per the following:

Income from services
Asset management fee	(a)	553,648	-	-
Custody service income	(b)	-	-	4,108
Exchange revenue	(c)	55,938	23,103	-
Services agreement with a shareholder	(d)	32,805	148,201	151,288

Financing costs
Interest charged on shareholder loans	(e)	-	(277,959)	(1,333,480)
Interest charged on notes payable	(f)	-	(17,855)	(57,064)
Interest charged on convertible bond	(g)	-	(44,493)	-

Other transactions
Investment into BPAM	(h)	2,000,000	-	-
Subscription to convertible bond	(g)	-	1,530,000	-
Shares subscribed by employees for cash	(i)	-	120,185	-
Exchange promotion rewards	(j)	-	(108,302)	-
Shares issued to an existing shareholder	(k)	-	-	(155,030)

Note 17.1(a): During the year ended 31 March 2022, the Group earned asset management fees from Bletchley Park Multi-strategy Fund Offshore Limited and Bletchley Park Multi-strategy US Feeder Fund.

Note 17.1(b): During the year ended 31 March 2020, Pelham Limited, used the custody service offered by Digivault and was charge a fee on an arms-length basis. Pelham Limited is a company controlled by Miles Pelham, the founder of Diginex HK.

Note 17.1(c): During the year ended 31 March 2021 and 2022, key management personnel and their immediate family members paid fees while trading on the EQONEX.

Note 17.1(d): The amounts received from a shareholder were pursuant to the terms of services agreement between Diginex HK and a shareholder. Services include the provision of office space and administrative duties. The service agreement with the shareholder was terminated in June 2021.

Note 17.1(e): The interest charged on a shareholder loan from Pelham Limited was pursuant to the terms in the loan agreement entered between Diginex HK and Pelham Limited at 12.5% per annum. The credit facility from Pelham limited totaled $20m and was terminated upon the Transaction on 30 September 2020. Pelham Limited is controlled by the founder of Diginex HK.

Note 17.1(f): The interest charged on the notes payable (note 28) is pursuant to terms in note agreement entered between Diginex Capital Limited, a subsidiary of the Company, employees, and a shareholder. The note principal was $675,000 and at an interest rate of 15% per annum. The note payable was fully settled on 1 June 2020.

Note 17.1(g): During the year ended 31 March 2021, key management personnel (including directors), and some of their immediate family members subscribed to the convertible bond with a 10% coupon issued by Diginex HK (note 27). The convertible bond converted into shares of Diginex HK on 21 September 2020.

Note 17.1(h): During the year ended 31 March 2022, the Group invested $2,000,000 into the BP Fund, a fund managed by Eqonex SA, see note 14.2(b) for details.

Note 17.1(i): During the year ended 31 March 2021, two employees and one of their immediate family members subscribed for shares in Diginex HK for cash consideration on an arm’s length basis.

Note 17.1(j): During the year ended 31 March 2021, key management personnel and their immediate family members who are users on the EQONEX participated in the promotion events and received rewards on the same terms as all users on the EQONEX.

Note 17.1(k): During the year ended 31 March 2020, Diginex HK issued shares to existing shareholders for consulting services. This non-cash amount was recorded as consulting expenses.

17.2 Amounts due from related companies

The amounts due from related companies as at 31 March 2022 and 31 March 2021 are unsecured, interest-free and repayable on demand. At 31 March 2021, the amounts due from related companies relate to asset management fund entities set up in the Cayman Islands as part of the Asset Management business. Prior to the launch of the asset management fund entities, all shares were owned by the Group. The Group only holds management shares post the launch of the funds in November 2019. During the year ended 31 March 2022, the amounts due from related companies increased arising from asset management fees payable by the fund to the Group.

17.3 Amounts due to related companies

The amounts due to related companies as at 31 March 2022 are due to Bletchley Park Multi-Strategy Fund Offshore Limited, which is managed by the investment manager, Eqonex SA. The investment manager was previously Bletchley Park Asset Management (Hong Kong) Limited and since October 2020 is Eqonex SA. The investment manager of the funds agreed to cap expenditure in the fund at 1% of assets under management and take on the liability of any excess expenditure.

17.4 Amounts due from shareholders

The amounts due from shareholders are unsecured, interest-free and repayable on demand.

Name	Maximum amount outstanding during the year ended 31 March 2022	At 31 March 2022	At 31 March 2021
	USD	USD	USD
DHC Investments Limited	36,962	-	36,962
Various	1	1	1
		1	36,963

17.5 Amounts due to directors

The amounts due to directors are unsecured, interest-free and had no fixed terms of repayment.

Name	Maximum amount outstanding during the year ended 31 March 2022	At 31 March 2022	At 31 March 2021
	USD	USD	USD
Richard Byworth	12,241	-	6,241
Paul Ewing	812	-	544
		-	6,785

17.6 Loans from shareholders

		At 31 March 2022	At 31 March 2021
	Notes	USD	USD
1 April		-	10,711,563
Loans advanced		-	100,000

Loan repayment:
Loan settled through sale of Solutions Business	33	-	(6,000,000)
Loan repayments settled in cash		-	(3,949,050)
Loan settled in shares	a	-	(650,000)
Loan converted to convertible bond		-	(100,000)

Interest repayment:
Interest charged	8	-	277,959
Interest repayments settled in cash		-	(318,166)
Interest settled in shares	a	-	(72,306)
		-	-

Note a – Loan principal and accrued interest, totaling $722,306, were settled by the issuance of 9,039 Diginex HK shares (note 21). On 30 September 2020, the loan from Pelham Limited was terminated.

17.7 Sale of Solutions Business

On 15 May 2020, Diginex HK, together with Diginex Solutions Limited, sold the legal entities of Diginex Solutions (HK) Limited and Diginex USA LLC, together with the trademarks associated with the Diginex name, to a related party, Rhino Ventures Limited, an entity controlled by Miles Pelham, the founder of Diginex HK. The Group realized a gain on sale of $5,073,545 which has been recognized as discontinued operations (note 34).

17.8 Key management compensation

	Year ended 31 March 2022	Year ended 31 March 2021	Year ended 31 March 2020
	USD	USD	USD
Fees	170,000	75,000	-
Basic salaries, allowances and all benefits-in-kind	3,621,818	2,532,911	2,029,445
Pension costs - defined contribution plans	151,328	62,877	14,055
Share-based payments	6,363,957	18,312,630	7,392,836
	10,307,103	20,983,418	9,436,336

Key management personnel are considered as the directors of Diginex HK (for the pre Transaction period) and the Company for the periods noted above, as well as members of the Executive Committee.